10-Q Merger and Related Transactions (Details) $ in Thousands		3 Months Ended	6 Months Ended
	Mar. 21, 2024 USD ($) member shares	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)
Reverse Recapitalization [Line Items]
Number of board of directors, former stockholders | member	5
Number of board of directors, combined company | member	7
Stock Issued During Period, Shares, New Issues | shares	8,670,653
Recapitalization exchange ratio	0.2022
Sale of stock, number of shares issued (in shares) | shares	15,409,102
Sale of stock, consideration received	$ 53,500
Sale of stock, percentage of ownership following transaction	56.00%
Cash and cash equivalents acquired	$ 112,600
Assets acquired	1,500
Payables and accruals acquired	3,200
Merger transaction costs	$ 5,200	$ 5,146
Acceleration of stock awards, expense			$ 300
Graphite Bio, Inc. Stockholders
Reverse Recapitalization [Line Items]
Sale of stock, percentage of ownership following transaction	31.00%
PIPE Investors
Reverse Recapitalization [Line Items]
Sale of stock, percentage of ownership following transaction	13.00%